Summary of Changes to Prepaid Licensing and Royalty Fees (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Prepaid Expenses [Line Items]
Balance at beginning of year	$ 459
Addition	(267)	$ (137)	$ 12
Amortization and usage	(36)	(12)	(111)
Impairment charges (Note 6)	(244)		(1,386)
Balance at end of year	435	459
Prepaid Licensing and Royalty Fees
Prepaid Expenses [Line Items]
Balance at beginning of year	459	1,020	239
Addition	968	486	2,581
Amortization and usage	(747)	(1,040)	(416)
Exchange difference	(1)	(7)	2
Impairment charges (Note 6)	(244)		(1,386)
Balance at end of year	$ 435	$ 459	$ 1,020